United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___03/31/2006___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		__03/31/2006____


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6950   153999 SH       SOLE                   153999
American Intl Group            COM              026874107      411     6218 SH       SOLE                     6218
Amgen Inc                      COM              031162100     6014    82663 SH       SOLE                    82663
Automatic Data                 COM              053015103      219     4800 SH       SOLE                     4800
BP PLC - Sp ADR                COM              055622104      637     9235 SH       SOLE                     9235
Bank of America                COM              060505104      587    12879 SH       SOLE                    12879
Beacon Roofing Supply Inc.     COM              073685109     5062   124546 SH       SOLE                   124546
Beazer Homes USA Inc           COM              07556Q105     1670    25425 SH       SOLE                    25425
Best Buy Company               COM              086516101     7858   140489 SH       SOLE                   140489
Bright Horizons Family Solutio COM              109195107     5790   149496 SH       SOLE                   149496
Cass Info Systems, Inc.        COM              14808p109      428    12000 SH       SOLE                    12000
Cathay General Bancorp         COM              149150104     5072   134744 SH       SOLE                   134744
ChevronTexaco Corp.            COM              166764100      230     3964 SH       SOLE                     3964
Cintas Corp                    COM              172908105      205     4800 SH       SOLE                     4800
Cisco Systems Inc              COM              17275R102      880    40600 SH       SOLE                    40600
Cognizant Tech Solutions-A     COM              192446102     5189    87222 SH       SOLE                    87222
Conoco Phillips                COM              20825C104      208     3298 SH       SOLE                     3298
Express Scripts                COM              302182100     7149    81330 SH       SOLE                    81330
Exxon/Mobil Corp               COM              30231G102      319     5244 SH       SOLE                     5244
First Niagara Financial Grp    COM              33582V108     3401   232014 SH       SOLE                   232014
Garmin LTD                     COM              g37260109     4639    58398 SH       SOLE                    58398
Genentech Inc                  COM              368710406     1759    20815 SH       SOLE                    20815
General Elec                   COM              369604103      929    26710 SH       SOLE                    26710
Guitar Center Mgmt Inc         COM              402040109     2378    49860 SH       SOLE                    49860
Hanmi Financial Corporation    COM              410495105     4510   249741 SH       SOLE                   249741
Hibbett Sporting Goods Inc.    COM              428565105     6279   190328 SH       SOLE                   190328
ITT Industries                 COM              450911102     5774   102707 SH       SOLE                   102707
Intl Game Technology           COM              459902102     3229    91676 SH       SOLE                    91676
Johnsn & Johnsn                COM              478160104      251     4230 SH       SOLE                     4230
Kirby Corp.                    COM              497266106     4498    66046 SH       SOLE                    66046
L-3 Comm Holdings              COM              502424104     5879    68530 SH       SOLE                    68530
Leucadia Natl                  COM              527288104      480     8041 SH       SOLE                     8041
Logitech Intl - Sp ADR         COM              541419107     4689   117879 SH       SOLE                   117879
Lowe's Companies               COM              548661107     4938    76631 SH       SOLE                    76631
Microsoft Corp                 COM              594918104      861    31646 SH       SOLE                    31646
Monster Worldwide              COM              611742107     5040   101087 SH       SOLE                   101087
O'Reilly Automotive            COM              686091109     4905   134150 SH       SOLE                   134150
Oshkosh Truck Corp             COM              688239201    10428   167548 SH       SOLE                   167548
Qualcomm Inc                   COM              747525103     6358   125628 SH       SOLE                   125628
Royal Dutch Pete               COM              780257705      417     6705 SH       SOLE                     6705
SCP Pool Corp                  COM              784028102     6868   146418 SH       SOLE                   146418
SEI Investments Company        COM              784117103     5101   125858 SH       SOLE                   125858
Target Corp                    COM              87612E106     3154    60639 SH       SOLE                    60639
Teva Pharm Ind-SP ADR          COM              881624209     8634   209664 SH       SOLE                   209664
Tractor Supply                 COM              892356106     8431   127095 SH       SOLE                   127095
Watsco Inc                     COM              942622200     3932    55336 SH       SOLE                    55336
Williams-Sonoma Inc            COM              969904101     3874    91371 SH       SOLE                    91371
XTO Energy Inc                 COM              98385x106     5273   121032 SH       SOLE                   121032
Yahoo                          COM              984332106     4815   149255 SH       SOLE                   149255
Zions Bancorporation           COM              989701107     4272    51640 SH       SOLE                    51640
eBay Inc.                      COM              278642103     2493    63918 SH       SOLE                    63918